Long-Term Debt and Other Borrowing Arrangements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 EUR (€)	Oct. 10, 2016 EUR (€)	Jan. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 EUR (€)	Jun. 29, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 222,050,000	$ 200,000,000	$ 456,163,000
Loss on debt extinguishment	2,342,000	0	0
Aggregate principal amount outstanding of senior subordinated notes	1,643,448,000.000	1,459,100,000
Payments of debt issuance costs	3,910,000	898,000	$ 10,700,000
Total senior subordinated notes	1,643,448,000	1,459,056,000
Fair value of debt instrument	1,693,200,000	1,416,600,000
Revolving Credit Agreement Mature 2018 [Member]
Debt Instrument [Line Items]
Borrowing under line of credit facility	400,000,000
Revolving credit agreement due 2018	0	50,000,000						$ 200,000,000
Line of credit repayments made	50,000,000	$ 150,000,000
Line of credit borrowing base	$ 276,400,000
Line of credit commitment fees	0.375%
Revolving credit facility restrictive covenants fixed charge coverage ratio minimum threshold	90.00%
Revolving Credit Agreement Mature 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit spread on variable rate	1.25%
Revolving Credit Agreement Mature 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit spread on variable rate	1.75%
Variable Term loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan				$ 250,000,000
Quarterly amortization payments	$ 600,000
Loss on debt extinguishment	$ 2,300,000
4.125% Senior Subordinated Notes Due 2026 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	4.125%	4.125%			4.125%	4.125%
Total senior subordinated notes	$ 209,081,000	$ 0
4.125% Senior Subordinated Notes Due 2026 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding of senior subordinated notes					$ 222,200,000.0	€ 200,000,000.0	€ 200,000,000
Payments of debt issuance costs	$ 3,900,000
5.25% Senior Subordinated Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior subordinated notes interest rate	5.25%	5.25%
Total senior subordinated notes	$ 200,000,000	$ 200,000,000
5.25% Senior Subordinated Notes Due 2024 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding of senior subordinated notes											$ 200,000,000.0
Senior subordinated notes interest rate											5.25%
Payments of debt issuance costs	4,200,000
5.5% Senior Subordinated Notes Due 2023 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding of senior subordinated notes									$ 247,500,000.0	€ 200,000,000.0		$ 388,200,000.0	€ 300,000,000.0
Senior subordinated notes interest rate												5.50%	5.50%
Payments of debt issuance costs	12,700,000
Total senior subordinated notes	529,100,000
5.5% Senior Subordinated Notes Due 2022 [Member] | Senior Subordinate Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding of senior subordinated notes	$ 700,000,000.0
Senior subordinated notes interest rate	5.50%
9.25% Senior Subordinated Notes Due 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding of senior subordinated notes	$ 5,200,000.0
Senior subordinated notes interest rate	9.25%	9.25%
Total senior subordinated notes	$ 5,221,000	$ 5,221,000
Effective interest rate of senior subordinated notes	9.75%